Summary of Significant Accounting Policies (Schedule of Trade Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of trade receivables, net
Trade receivables	$ 1,142.0	$ 1,004.1
Allowance for doubtful accounts	(15.6)	(16.2)	(19.9)	(33.1)
Total trade receivables, net	1,126.4	987.9
Billed Revenues
Summary of trade receivables, net
Trade receivables	983.7	885.7
Unbilled Revenues
Summary of trade receivables, net
Trade receivables	$ 158.3	$ 118.4